Schedule of other current liabilities (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Other Current Liabilities
Advance from customers		₨ 622,178	₨ 525,638
Statutory liabilities		68,323	41,239
Other liabilities		52,565	100,152
Total	$ 8,917	₨ 743,066	₨ 667,029